Accounting Policies and Basis for Preparation	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Accounting Policies and Basis for Preparation

NOTE 1. ACCOUNTING POLICIES AND BASIS FOR PREPARATION

Grupo Financiero Galicia S.A. (individually referred to as the “Company” and jointly with its subsidiaries as the “Group”) was constituted on September 14, 1999, as a financial services holding company organized under the laws of Argentina. The Company’s main asset is its interest in Banco de Galicia y Buenos Aires S.A.U. (“Banco Galicia” or the “Bank”) which is a private-sector bank that offers a full spectrum of financial services both to individuals and corporate customers. In addition, the Company has a controlling interest in Tarjetas Regionales S.A., which maintains investments related to the issuance of credit cards and supplementary services; Sudamericana Holding S.A., a company engaged in the insurance business; Galicia Administradora de Fondos S.A., a mutual fund manager, and Galicia Warrants S.A., a company engaged in the issuance of warrants.

These consolidated financial statements were approved and authorized for publication through Minutes of Board of Directors’ Meeting No. 586 dated May 14, 2019.

1.1.    FIRST-TIME ADOPTION OF INTERNATIONAL FINANCIAL REPORTING STANDARDS (IFRS)

These consolidated financial statements have been prepared in accordance and in compliance with the International Financial Reporting Standards issued by the IASB and the interpretations of the IFRIC (jointly, “IFRS”). All the IFRSs in force as of the date of preparation of these consolidated financial statements have been applied. The Group has applied IFRSs for the first time during the fiscal year starting on January 1, 2018, the transition date being January 1, 2017.

In the light of the fact that the Group is subject to the provisions of Article 2 – Section I – Chapter I of Title IV: Periodical Reporting Requirements of the National Securities Commission (“C.N.V.”) regulations, it is also required to present its financial statements in accordance with the valuation and disclosure criteria set forth by the Argentine Central Bank. As required by the aforementioned article, we hereby report that:

•	Grupo Financiero Galicia S.A.’s corporate purpose is exclusively related to financial and investment activities;

•

The equity investment in Banco de Galicia y Buenos Aires S.A.U. and Tarjetas Regionales S.A., the latter being subject to the consolidated supervision requirements laid down by the Argentine Central Bank (Communiqué “A” 2989, and complementary), accounts for 94.68% of Grupo Financiero Galicia S.A.’s assets, being the Company’s main asset.

•	110.29% of Grupo Financiero Galicia S.A.’s income is derived from its share of profit (loss) in the entities referred to in the preceding paragraph;

•	Grupo Financiero Galicia S.A. has a 100% equity interest in Banco de Galicia y Buenos Aires S.A.U. and an 83% equity interest in Tarjetas Regionales S.A., thus having control over both entities.

The Argentine Central Bank, through Communiqué “A” 5541, as amended, set forth a convergence plan towards the application of International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and the interpretations issued by the International Financial Reporting Interpretations Committee (IFRIC), for entities under the its supervision, effective for fiscal years commencing January 1, 2018. The convergence plan had two exceptions to the application of IFRS: (i) item 5.5 (Impairment) of IFRS 9 “Financial Instruments”, and (ii) IAS 29 “Financial Reporting in Hyperinflationary Economies”, both of which were waived until January 1, 2020, at which time entities will be required to apply the provisions of IFRS in full. The Group has presented its local financial statements under these rules on March 7, 2019. Shareholders’ equity under the rules of the Argentine Central Bank is presented in Note 54.

The Group’s consolidated financial statements for the fiscal year ended December 31, 2018 have been prepared in accordance with IFRS 1 “First-time Adoption of International Financial Reporting Standards.”

Comparative figures and figures as of the transition date (January 1, 2017) have been modified conform to IFRS.

Note 3 presents a reconciliation of the figures disclosed in the consolidated balance sheet, consolidated statement of comprehensive income, consolidated statement of other comprehensive income, and consolidated statement of cash flows comprising the consolidated financial statements issued under the prior accounting framework to the figures in accordance with IFRS, as well as the effects of adjustments to cash flows as of the transition date (January 1, 2017) and as of the adoption date (December 31, 2017).

It has been concluded that these consolidated financial statements fairly present the Group’s financial position, financial performance and cash flows, in accordance with IFRS.

1.2.    BASIS FOR PREPARATION

These consolidated financial statements have been prepared in accordance with IFRS.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Groups´ accounting policies. The areas involving higher degree of judgement or complexities or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 2.

(a)    Going Concern

As of the date of these consolidated financial statements, there are no uncertainties related to events or conditions that may cast significant doubt upon the Group´s ability to continue as a going concern.

(b)    Measurement Unit

IAS 29 “Financial Reporting in Hyperinflationary Economies” requires that the financial statements of an entity whose functional currency is that of a hyperinflationary economy be restated in terms of the current measurement unit as of the reporting period-end, irrespective of whether they are based on the historical cost or the current cost method. Accordingly, in general terms, non-monetary items should be adjusted for inflation occurring since the acquisition date or since the revaluation date, as the case may be. These requirements are also applicable to the comparative information reported in the financial statements. According to IAS 29, monetary assets and liabilities are not required to be restated, for they are stated in the measurement unit as of the end of the reporting period. Assets and liabilities subject to adjustments based on specific agreements will be adjusted on the basis of such agreements. Non-monetary items measured at their fair values at the end of the reporting period, such as net realizable value or otherwise, will not be restated. The other non-monetary assets and liabilities will be restated by applying a general price index. The income (loss) from the net monetary position will be charged to net income for the reporting period in a separate item.

In order to conclude whether a given economy qualifies as hyperinflationary pursuant to the terms of IAS 29, the standard sets forth certain factors that should be considered, including a three-year cumulative inflation rate reaching or exceeding 100%.

In this regard, the Argentine Federation of Professional Councils in Economic Sciences (F.A.C.P.C.E.) through Resolution J.G.539/18 and the Professional Council in Economic Sciences of the Autonomous City of Buenos Aires (C.P.C.E.C.A.B.A.) through Resolution C.D. 107/2018 have pointed out that, effective for fiscal years ending on July 1, 2018 and thereafter, entities reporting under IFRS will be required to apply IAS 29 since the conditions for such application have been satisfied. In addition, Law No. 27468 enacted in November 2018 abrogated the prohibition to present the financial statements adjusted for inflation, as established by Decree 664/2003, entrusting each regulatory agency with its application. In this regard, on December 26, 2018, the C.N.V. issued General Resolution No. 777/2018 authorizing the issuing entities to present accounting information in constant currency for annual financial statements for interim and special periods ending on December 31, 2018 and thereafter, except for financial institutions and insurance companies.

On February 22, 2019, through Communiqué “A” 6651, the Argentine Central Bank established that entities subject to its control shall restate the financial statements into constant currency for the fiscal years commencing January 1, 2020. However the Group has applied IAS 29 in these consolidated financial statements in order for them to comply with IFRS.

(c)    Changes in Accounting Criteria/New Accounting Standards

Certain new accounting standards and interpretations have been published that are not mandatory for December 31, 2018 reporting periods and have not been early adopted by the Group. The Group’s assessment of the impact of these new standards and interpretations is set out below.

IFRS 16 “Leases”: IFRS 16 was issued in January 2016. It will result in almost all leases being recognised on the balance sheet by lessees, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognised. The only exceptions are short-term and low-value leases as provided for in IAS 17. However, the new accounting model for lessee is expected to have an impact on negotiations between lessors and lessees. Entities are required to apply IFRS 16 for fiscal years commencing on or after January 1, 2019.

The application of such standard is expected to cause an increase of about $2.500 million in total assets for recording the right of use of assets net of their accumulated depreciation, coupled with an increase for the same amount in liabilities for recording the financial liability arising from the lease.

IFRS 17 “Insurance Contracts”: On May 18, 2017, the IASB issued IFRS 17 “Insurance Contracts,” establishing a comprehensive accounting framework based on measurement and disclosure principles for insurance contracts. The new standard supersedes IFRS 4 “Insurance Contracts,” and requires entities to measure an insurance contract at initial recognition at the total of the fulfilment cash flows (comprising the estimated future cash flows, an adjustment to reflect the time value of money and an explicit risk adjustment for non-financial risk) and the contractual service margin. The fulfilment cash flows are remeasured on a current basis each reporting period. The unearned profit (contractual service margin) is recognized over the coverage period. Entities are required to apply IFRS 17 for fiscal years commencing on or after January 1, 2021. The Group is assessing the potential impact this standard will have on its financial statements.

IFRIC 23 “Uncertainty over Income Tax Treatment”: This interpretation clarifies how the recognition and measurement requirements of IAS 12 “Income Tax” are applied when there is uncertainty over the income tax treatment. IFRIC 23 was published in June 2017 and entities will be required to apply it for fiscal years commencing on or after January 1, 2019.

Prepayment Features with Negative Compensation – Amendments to IFRS 9: This amendment to IFRS 9 enables entities to measure at amortized cost some prepayable financial assets with negative compensation. The assets affected, that include some loans and debt securities, would otherwise have been measured at fair value through profit or loss. To qualify for amortized cost measurement, the negative compensation must be “reasonable compensation for early termination of the contract” and the asset must be held within a ‘held to collect’ business model. Entities are required to apply this amendment to IFRS 9 for fiscal years commencing on or after January 1, 2019. The Group believes that the application of this standard will not have a material impact.

Investments in Associates and Joint Ventures – Amendments to IAS 28: The amendments clarify the accounting for investments in associates and joint ventures for which the equity method is not applied. Entities shall account for such investments according to IFRS 9 “Financial Instruments”. This includes the impairment requirements in IFRS 9. Entities are required to apply the amendments to IAS 28 for fiscal years commencing on or after January 1, 2019. The Group believes that the application of this standard will not have a material impact.

Annual Improvements to IFRS 2015–2017 Cycle: The following improvements were agreed in December 2017.

•	IFRS 3: The amendments to IFRS 3 clarified that obtaining control of a joint operation is a business combination achieved in stages.

•	IFRS 11: The amendments to IFRS 11 clarified that the party obtaining control of a business that is a joint operation should not remeasure its previously held interest in that joint operation.

•

IAS 12: The amendments to IAS 12 clarified that the tax consequences of dividends on financial instruments classified as equity should be recognized according to where the past transactions or events that generated distributable profits where recognized. These requirements apply to all income tax consequences of dividend.

•

IAS 23: The amendments to IAS 23 clarified that if a specific borrowing remains outstanding after the related qualifying asset is ready for its intended use or sale, then that borrowing becomes part of general borrowings.

Entities are required to apply these amendments for fiscal years commencing on or after January 1, 2019. The Group believes that the application of this standard would not have a material impact.

There are no other IFRS or IFRIC interpretations that are not yet effective and that would have a material impact on the Group.

1.3.    CONSOLIDATION

Subsidiaries are all entities, including structured entities, over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. The existence and effect of substantive rights, including potential voting rights, is taken into account when assessing whether the Group has control over another entity. In order for a right to be substantive, it must be exercisable by its holder when decisions about the direction of the entity’s relevant activities need to be made. The Group may have control over an entity, even if it is entitled to less than a majority of voting rights.

In addition, other investors’ protective rights, such as those related to substantive changes to the investee’s activities or only applicable under exceptional circumstances, do not prevent the Group from having power over an investee. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

The following table shows the subsidiaries consolidated into the Group’s consolidated financial statements, at their different levels:

				Percentage Interest (%)
		Local and		12.31.18		12.31.17		01.01.17
Company	Country	Functional Currency	Closing Date	Direct	Direct and Indirect	Direct	Direct and Indirect	Direct	Direct and Indirect
Banco de Galicia y Buenos Aires S.A.U.	Argentina	ARP	12.31.18	100	100	100	100	100	100
Cobranzas Regionales S.A.	Argentina	ARP	12.31.18	—	83	—	77	—	77
Galicia Administradora de Fondos S.A.	Argentina	ARP	12.31.18	95	100	95	100	95	100
Galicia Broker Asesores de Seguros S.A.	Argentina	ARP	12.31.18	—	99.9	—	99.9	—	99.9
Galicia Retiro Compañía de Seguros S.A.	Argentina	ARP	12.31.18	—	99.9	—	99.9	—	99.9
Galicia Seguros S.A.	Argentina	ARP	12.31.18	—	99.9	—	99.9	—	99.9
Galicia Valores S.A.	Argentina	ARP	12.31.18	1	100	1	100	—	100
Galicia Warrants S.A.	Argentina	ARP	12.31.18	87.5	100	87.5	100	87.5	100
Financial Trust Galtrust I	Argentina	ARP	12.31.18	—	—	—	100	—	100
Financial Trust Saturno Créditos	Argentina	ARP	12.31.18	—	100	—	100	—	100
Net Investment S.A. (in Liquidation)(*)	Argentina	ARP	12.31.18	—	—	87.5	100	87.5	100
Ondara S.A.	Argentina	ARP	12.31.18	—	83.9	—	78.2	—	78.2
Sudamericana Holding S.A.	Argentina	ARP	12.31.18	87.5	100	87.5	100	87.5	100
Tarjeta Naranja S.A.	Argentina	ARP	12.31.18	83	83	—	77	—	77
Tarjetas del Mar S.A.	Argentina	ARP	12.31.18	—	—	—	—	—	60
Tarjetas Regionales S.A.	Argentina	ARP	12.31.18	83	83	—	77	—	77

(*)	The final distribution was paid out on January 9, 2018.

As a result of the application of IFRS 10 “Consolidation,” the Group has started to consolidate Financial Trusts Saturno Créditos and Financial Trust Galtrust I in its consolidated financial statements, and deconsolidated Compañía Financiera Argentina S.A. and Cobranzas y Servicios S.A., as these two companies have been classified as held for sale as of December 31, 2017 and January 1, 2017.

For purposes of consolidation, the Group used the subsidiaries’ financial statements for the fiscal year ended December 31, 2018. Accounting policies of Sudamericana Holding S.A. have been adjusted in order for them to reflect similar criteria to those applied by the Group in preparing its consolidated financial statements.

Intercompany transactions, balances and unrealised gains on transactions between Group companies are eliminated.

Non-controlling interests in the results and equity of consolidated are shown separately in the consolidated income statement, consolidated statement of other comprehensive income, consolidated statement of changes in equity and consolidated balance sheet respectively.

According to the provisions set forth in IFRS 3 “Business Combinations,” the acquisition of subsidiaries is accounted for by applying the acquisition method. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date.

Goodwill is measured as the difference, as of the acquisition date, of the identifiable assets acquired, the liabilities assumed, the value of the consideration transferred, the amount of the non-controlling interest in the investee, and the fair value of previously held interest in the investee before the acquisition date.

The consideration transferred in a business combination is measured at the fair value of the assets transferred by the acquirer, the liabilities assumed, and the equity instruments issued by the acquirer. Transaction costs are recognized as expenses in the periods in which costs were incurred and services were received, other than transaction costs incurred in issuing equity instruments which are deducted from equity and the transaction costs incurred in issuing debt instruments, which are deducted from their carrying amount.

1.4.    TRANSACTIONS WITH NON-CONTROLLING INTEREST

The Group treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of the Group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognised within equity attributable to owners of the Group.

1.5.    ASSOCIATES

Associates are entities over which the Group has significant influence (either directly or indirectly), but not control joint control. This is generally the case where the Group holds between 20 and 50% interest in voting rights. Investments in associates are accounted for using the equity method and are initially recognized at cost. The carrying amount of associates includes the goodwill identified in the acquisition, net of accumulated impairment losses, if any. Dividends received from associates reduce the carrying amount of the investment. Other changes subsequent to the acquisition of the Group’s interest in an associate’s net assets are recognized as follows: (i) the Group’s interest in the profits or losses of the associates is accounted for in the income statement under Share of Profit from Associates and Joint Ventures, and (ii) the Group’s interest in other comprehensive income is recognized in the consolidated statement of other comprehensive income and is disclosed separately. However, when the Group’s share of losses in an associate equals or exceeds its interest the entity, the Group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the other entity.

Unrealized gains on transactions between the Group and its associates are eliminated to the extent of the Group’s interest in the associate; unrealized losses are also eliminated, provides evidence of an impairment of the asset transferred.

1.6.    SEGMENT REPORTING

An operating segment is a component of an entity (a) that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same entity), (b) whose operating results are regularly reviewed by the Group’s CODM (chief operating decision maker) to make decisions about resources to be allocated to the segment and assess its performance, and (c) for which discrete financial information is available.

Operating segments are reported consistently with the internal reports submitted to the Board of Directors (CODM of the Group), which is responsible for making the Group’s strategic decisions, allocating resources and assessing the performance of the operating segments.

1.7.    FOREIGN CURRENCY TRANSLATION

(a)	Functional and Presentation Currency

The figures disclosed in the consolidated financial statements for each of the Group’s entities are measured in their functional currency, that is, the currency of the main economic environment in which they operate. These consolidated financial statements are stated in Argentine Pesos, which is the Group’s functional and presentation currency. (See Note 1.2).

(b)	Transactions and Balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in the income statement under “Gold and Foreign Currency Quotation Differences,”. They are deferred in equity if they relate to qualifying cash flow hedges and qualifying net investment hedges or are attributable to part of the net investment in a foreign operation.

Assets and liabilities in foreign currency are measured at the reference exchange rate of the U.S. dollar set by the Argentine Central Bank prevailing at the close of operations on the last working day of each month.

As of December 31, 2018, December 31, 2017, and January 1, 2017, balances in U.S. Dollars were converted applying the reference exchange rate ($37.8083, $18.7742 and $15.8502, respectively) set by the Argentine Central Bank. Assets and liabilities valued in foreign currencies other than the U.S. Dollar were converted into the latter currency using swap rates reported by the Argentine Central Bank.

1.8.    CASH AND DUE FROM BANKS

The item Cash and Due from Banks includes cash available and unrestricted deposits held in banks, which are short-term liquid instruments and have original maturities of less than three months.

The assets disclosed under cash and cash equivalents are accounted for at amortized cost which approximates its fair value.

1.9.    FINANCIAL INSTRUMENTS

Initial Recognition

The Group recognizes a financial asset or liability in its consolidated financial statements, as the case may be, when it becomes a party to the contractual provisions of the instrument. Regular way purchases and sales of financial assets are recognized on trade-date, the date on which the group commits to purchase or sell the asset.

Upon initial recognition, the Group measures financial assets and liabilities at fair value, plus or less, in the case of instruments that are not recognized at fair value through profit or loss, the transaction costs directly attributable to the acquisition, such as fees and commissions.

Where the fair value differs from the acquisition cost at the time of initial recognition, the Group recognizes the difference as follows:

a.

When the fair value is evidenced by a quoted price in an active market for an identical asset or liability, or is based on a valuation technique that uses only data from observable markets, the difference is recognized as profit or loss, as the case may be.

b.

In all other cases, the difference is deferred. After initial recognition, the entity shall recognize that deferred difference as a gain or loss only to the extent that it arises from a change in a factor (including time) that market participants would take into account when pricing the asset or liability.

Financial Assets

a.	Debt Instruments

The Group classifies as debt instruments such instruments that are considered financial liabilities for the issuer, including loans, government and private securities, bonds, and accounts receivable from customers.

Classification

As set out in IFRS 9, the Group classifies financial assets as subsequently measured at amortized cost, at fair value through in other comprehensive income or at fair value through profit or loss, on the basis of:

•	the Group’s business model to manage financial assets; and

•	the characteristics of contractual cash flows of the financial asset.

Business Model

The business model is the manner in which the Group manages a set of financial assets to achieve a specific business goal. It represents the manner in which the Group manages its financial assets in order to generate cash flows.

The Group may follow several business models; whose objective is:

•	Holding instruments to collect its contractual cash flows;

•	Holding instruments in portfolio to collect contractual cash flows and, in turn, sell them if deemed convenient; or

•	Holding instruments for trading.

The Group’s business model does not depend on the intended purpose of an individual instrument. Accordingly, this condition is not an approach for classification of instruments on an individual basis. Instead, such classification is determined at a higher level of aggregation.

The Group only reclassifies an instrument if and when the business model for managing financial assets has changed. Such reclassification takes place as from the commencement of the period in which the change has occurred. Such changes are not expected to be frequent, with no changes having occurred during the fiscal year.

Characteristics of Contractual Cash Flows

The Group assesses whether the cash flows from the aggregated instruments represent payments of solely principal and interest on the principal amount outstanding; otherwise, such instruments should be measured at fair value through profit or loss.

Based on the aforementioned, Financial Assets are classified into three categories:

(i)	Financial assets measured at amortized cost:

Financial assets are measured at amortized cost when:

(a)	the financial asset is held within a business model whose objective is to maintain financial assets to collect contractual cash flows; and

(b)	the contractual conditions of the financial asset give rise, on certain specified dates, to cash flows which are solely payments of principal and interest on the outstanding principal amount.

These financial instruments are initially recognized at fair value plus the incremental and directly attributable transaction costs, and are subsequently measured at amortized cost.

The amortized cost of a financial asset is equal to its acquisition cost, net of accumulated amortization plus accrued interest (calculated applying the effective rate method), net of impairment losses, if any.

(ii)	Financial assets at fair value through other comprehensive income:

Financial assets are measured at fair value through other comprehensive income when:

(a)	the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

(b)	the contractual conditions of the financial asset give rise, on certain specified dates, to cash flows which are only principal and interest payments on the outstanding principal amount.

These instruments are initially recognized at fair value plus the incremental and directly attributable transaction costs, and are subsequently measured at fair value through other comprehensive income. The gains and losses arising from the changes in fair value are included in other comprehensive income under a separate component of equity. Losses or impairment reversals, interest income, and exchange gains and losses are charged to income. Upon the sale or disposal of the instrument, the accumulated gains or losses previously recognized in other comprehensive income are reclassified from the income statement.

(ii)	Financial assets at fair value through profit or loss:

Financial assets at fair value through profit or loss are:

•	Instruments held for trading;

•	Instruments specifically designated at fair value through profit or loss; and

•	Instruments whose contractual terms do not represent cash flows but rather principal or interest payments only on outstanding principal amount.

These financial instruments are initially recognized at fair value and any fair value measurement is charged to the income statement.

The Group classifies a financial instrument as held for trading if such instrument is acquired or incurred for the main purpose of selling or repurchasing it in the short term, or if it is part of a portfolio of financial instruments which are managed together and for which there is evidence of short-term profits, or if it is a derivative financial instrument not designated as a hedging instrument. Derivatives and trading securities are classified as held for trading and are measured at fair value.

Furthermore, financial assets may be measured at fair value through profit or loss when, in doing so, the Group eliminates or substantially reduces a measurement or recognition inconsistency.

b.	Equity Instruments

Equity instruments are those considered as such by the issuer; in other words, instruments which do not include a contractual obligation to pay cash and which evidence a residual interest on the issuer’s assets after deducting all of its liabilities.

Such instruments are measured at fair value through profit or loss, except where management has used, at the time of their initial recognition, the irrevocable option to measure them at fair value through other comprehensive income. This option is only available when instruments are not held for trading. The gains or losses of these instruments will be recognized in Other Comprehensive Income, with no reclassification, to profit or loss even if when they are realized. Dividends receivable from such instrument will be charged to income only at the time the Group becomes entitled to receive payment.

Financial Liabilities

Classification

The Group classifies its financial liabilities at amortized cost using the effective interest rate method, except for:

•	Financial liabilities measured at fair value through profit or loss, including derivative financial instruments.

•	Liabilities resulting from the transfer of financial assets that do not meet the derecognition criteria.

•	Financial guarantee contracts.

•	Loan commitments at lower than market rates.

Financial liabilities measured at fair value through profit or loss: The Group may, upon initial recognition, use the irrevocable option to designate a financial liability at fair value through profit or loss, if and only if exercising such option results in a better information because:

•	the Group eliminates or substantially reduces measurement or recognition inconsistencies which would otherwise arise;
•

if financial assets and liabilities or a group of financial assets or liabilities are managed and performance is assessed on a fair value basis, according to a documented investment or risk management strategy; or

•	if a host contract contains one or more embedded derivatives and the Company has opted for designating the entire contract at fair value through profit or loss.

Financial guarantee contracts: Financial guarantee contracts require the issuer to make specified payments to reimburse the holder for a loss it may incur if a specified debtor fails to make payment when due under a debt instrument´s original modified terms.

Financial guarantee contracts and loan commitments at lower than market rates are initially measured at fair value and then remeasured at the higher of the unaccrued premium at year-end and the applicable allowance for impairment.

Derecognition of Financial Instruments

Financial Assets

A financial asset or, where applicable, a portion of a financial asset or a portion of a group of similar financial assets, is derecognized when: (i) the rights to receive cash flows from the asset have expired; or (ii) the Group has transferred its rights to receive cash flows from the asset or has assumed the obligation to remit all cash flows received to a third party without material delay under a pass-through agreement ; and substantially all risks and rewards inherent to the asset have been transferred or, if substantially all risks and rewards inherent to the asset have not been transferred or retained, when control over such asset has been transferred.

When the contractual rights to receive the cash flows generated by the asset have been transferred or a pass-through agreement has been entered into, the entity will assess whether or not, and to which extent, it has retained the risks and rewards inherent to ownership of an asset. If an entity has neither transferred nor retained substantially all risks and rewards inherent to ownership of an asset, nor has it transferred control over such asset, then it will continue recognizing such asset in its financial statements to the extent of its continuing involvement.

In this case, the entity will also recognize the related liability. The transferred asset and the related liability are measured in such a manner as to reflect the rights and obligations the Group has retained.

When continuing involvement takes the form of collateral over the transferred asset, it is measured at the lower of (i) the original carrying amount, and (ii) the maximum amount of the consideration received the entity could be required to repay.

Financial Liabilities:

A financial liability is derecognized when the payment obligation is satisfied, is canceled or expires. When an existing financial liability is exchanged for another with the same borrower under substantially different terms, or the prevailing terms are substantially modified, such exchange or modification will be treated as a derecognition of the original liability, and a new liability will be recognized. The difference between the carrying amount of the initial financial liability and the consideration paid is recognized in the consolidated income statement. When renegotiation terms do not substantially differ or the terms are not significantly modified, the flows of modified financial liabilities are discounted at the original contract rate.

1.10.    DERIVATIVE FINANCIAL INSTRUMENTS

Derivative Financial instruments, including foreign exchange contracts, interest rate futures, forwards, interest rate and currency swaps, and currency and interest rate options, are carried at fair value.

All derivative financial instruments are accounted for as assets when fair value is positive and as liabilities when fair value is negative, relative to the agreed-upon price. Changes in the fair value of derivative instruments are charged to income for the fiscal year.

The Group has not applied hedge accounting in these consolidated financial statements.

1.11.    REPO TRANSACTIONS

Reverse Repo Transactions

According to the derecognition principles set out in IFRS 9, these transactions are treated as secured loans for the risk has not been transferred to the counterparty.

Loans received in the form of reverse repo agreements are accounted for under “Repo Transactions”, classified by counterparty (i.e. financial debtors, Argentine Central Bank and non-financial debtors) and also by the type of assets received as collateral.

At the end of each month, accrued interest income is charged against “Repo Transactions” with its corresponding offsetting entry in “Interest Income.”

The assets received and sold by the Group are derecognized at the end of the repo transaction, and an in-kind liability is recorded to reflect the obligation of delivering the security disposed of.

Repo Transactions

Loans received in the form of repo agreements are accounted for under “Repo Transactions”, classified by counterparty (financial creditors, Argentine Central Bank and non-financial creditors) and also by the type of asset pledged as collateral.

In these transactions, when the recipient of the underlying asset becomes entitled to sell it or pledge it as collateral, it is reclassified to “Financial Assets Pledged as Collateral” At the end of each month, these assets are measured according to the category they had before they were subject to the repo transaction, and results are charged against the applicable accounts, depending on the type of asset.

At the end of each month, accrued interest expense is charged against “Repo Transactions” with its corresponding offsetting entry in “Interest-related Expenses.”

1.12.    ALLOWANCES FOR LOAN LOSSES

The Group assesses on a forward-looking basis the expected credit losses (“ECL”) associated with its debt instruments assets carried at amortized cost and FVOCI, together with the exposure arising from loan commitments and financial guarantee contracts. The Group recognizes a loss allowance for such losses at each reporting date. The measurement of ECL reflects:

•	An unbiased and probability-weighted amount is determined by evaluating a range of possible outcomes,

•	The time value of money, and

•	Reasonable and supportable information that is available without undue cost or effort at the reporting date about past events, current conditions and forecasts of future economic conditions.

Note 46 provides more detail of how the expected credit loss allowance is measured.

1.13.    LEASES

1.13.1.    Operating Leases

Leases where the lessor retains a substantial portion of the risks and rewards of ownership are classified as operating leases. Payments made under operating leases (net of lease incentives) are recognized in profit or loss on a straight-line basis over the term of the lease.

1.13.2.    Finance Leases

Finance leases are capitalized, at the lease’s inception at the fair value of the leased property or, if lower, the present value of the minimum lease payments.

Each lease payment is allocated between the liability and finance cost. The finance cost is charged to the profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. Assets acquired under a finance lease are depreciated during the shorter of the asset useful life and the lease term.

1.14.    PROPERTY, PLANT AND EQUIPMENT

The Group has used the option set out in IFRS 1 “First-time Adoption of IFRS” and has adopted the fair value as deemed cost for certain items of property, plant and equipment on transition date to IFRS as mentioned in Note 3.

Assets are stated at historical cost adjusted for inflation (as explained in Note 1.2.b.) less depreciation. Historical cost includes expenditure that is directly attributable to the acquisition of items. The items of property, plant and equipment acquired in a business combination were initially measured at their estimated fair value at the time of the acquisition.

Subsequent costs are included in the value of the asset and are recognized as a separate asset, as the case may be, if and only if future economic benefits are expected to flow to the Group and its cost can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.

Depreciation is calculated on a straight-line basis, using annual rates sufficient to extinguish the value of the assets at the end of their estimated useful life. If an asset is comprised by significant components with varying useful lives, such components will be recognized and depreciated as separate item. Property, plant and equipment residual values, useful lives and depreciation methods are reviewed and adjusted, as needed, as of each year-end or when indicators of impairment exist.

The carrying amount of property, plant and equipment is immediately reduced to its recoverable value when the carrying amount exceeds the estimated recoverable value.

Gains and losses from the disposal of items of property, plant and equipment are calculated by comparing the proceeds from the disposal to the carrying amount of the respective asset and are charged to income.

1.15.    INTANGIBLE ASSETS

1.15.1.    Licenses

Separately acquired licenses are shown at historical cost, restated in accordance with Note 1.2.b. while licenses acquired through business combinations are measured at their estimated fair value on the acquisition date and restated in accordance with 1.2.b.

As of the date of these consolidated financial statements, intangible assets with definite useful life are disclosed net of accumulated amortization and/or impairment losses, if any. These assets are tested for impairment on an annual basis or when indicators of impairment exist.

Licenses acquired by the Group were classified as intangible assets with definite useful life and are amortized on a straight-line basis over the license term.

Intangible assets with indefinite useful life are those arising from contracts or other legal rights renewable at no significant cost and for which, on the basis of an analysis of all relevant factors, there is no foreseeable time limit during which the asset is expected to generate net cash flows for the Group. These intangible assets are not amortized, but are rather tested for impairment on an annual basis or when indicators of impairment exist, either individually or at the cash-generating unit level. The determination of the indefinite useful life is reviewed on an annual basis to confirm whether it is still applicable.

1.15.2.    Software

Costs associated with software maintenance are recognized as an expense when incurred.

Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by the group are recognized as intangible assets when the following criteria are met:

•	it is technically feasible to complete the software so that it will be available for use

•	management intends to complete the software and use or sell it

•	there is an ability to use or sell the software

•	it can be demonstrated how the software will generate probable future economic benefits

•	adequate technical, financial and other resources to complete the development and to use or sell the software are available, and

•

the expenditure attributable to the software during its development can be reliably measure costs incurred in software development, acquisition and deployment recognized as intangible assets are amortized on a straight-line basis during the estimated useful life and restated in accordance with Note 1.2.b.

1.16.    ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS

1.16.1.    Assets Held for Sale

The assets, or group of assets, classified as held for sale pursuant to IFRS 5 “Non-current Assets Held for Sale and Discontinued Operations,” are disclosed separately from the other assets.

Non-current assets or disposal groups (including the loss of control over a subsidiary) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. In order for an asset to be classified as held for sale, it must meet the following conditions:

•	it must be available for immediate sale in its current condition;

•	Management must be committed to a plan to sell the asset and must have initiated an active program to locate a buyer and complete the plan;

•	the asset must be actively marketed for sale at a reasonable price in relation to its current fair value;

•	the sale must be expected to be completed within 12 months from the reclassification date;

•	it is unlikely that the plan will be significantly changed or withdrawn.

Assets, or groups of assets, classified as held for sale pursuant to IFRS 5 “Non-current Assets Held for Sale and Discontinued Operations,” are measured at the lower of their carrying amount and fair value less costs to sell and are restated in accordance with Note 1.2.b.

Non-current assets (including those that are part of a disposal group) are not depreciated or amortized while they are classified as held for sale.

1.16.2.    Discontinued Operations

A discontinued operation is a Group’s component that either has been disposed of, or classified as held for sale, and meets any of the following conditions:

•	represents either a separate major line of business or a geographical area of operations;

•	is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or

•	is an independent entity exclusively acquired with a view to resale.

Any gain or loss on the remeasurement of an asset (or disposal group) classified as held for sale which does not meet the requirements to be classified as a discontinued operation will be recognized in income from continuing operations.

1.17.    IMPAIRMENT OF NON-FINANCIAL ASSETS

Assets with indefinite useful life are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable or, at least, on an annual basis.

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units). Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

1.18.    TRUST ASSETS

Assets held by the Group in its capacity as trustee are not included in the consolidated balance sheet because the Group has neither control over the trust nor the risks and benefits of the underlying assets. Commissions and fees earned on trust activities are disclosed in “Fee Income”.

1.19.    OFFSETTING

Financial assets and liabilities are offset and the net amount reported in the balance sheet where the Group currently has a legally enforceable right to offset the recognized amounts, and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.

1.20.    LOANS FROM THE ARGENTINE CENTRAL BANK AND OTHER FINANCIAL INSTITUTIONS

The amounts owed to other financial institutions are recorded at the time the bank disburses the proceeds to the economic group. The non-derivative financial liability is measured at amortized cost. Where the Group buys back its own debt, such debt will be derecognized from its consolidated financial statements and the difference between the residual value of the financial liability and the amount paid will be recognized as financial income or expense, as the case may be.

1.21.    PROVISIONS / CONTINGENCIES

A provision will be recognized when:

a.	an entity has a present obligation (legal or constructive) as a result of a past event;

b.	it is probable that an outflow of resources embodying future economic benefits will be required to settle the obligation; and

c.	the amount can be reliably estimated.

The Group will be deemed to have a constructive obligation where (a) the Group has assumed certain responsibilities as a consequence of past practices or public policies, and (b) as a result, the Group has created an expectation that it will discharge those responsibilities.

The Group recognizes the following provisions:

•

For labor, civil and commercial lawsuits: These provisions are calculated on the basis of attorneys’ reports about the status of the proceedings and the estimate about the potential losses the Group may sustain, as well as on the basis of past experience in proceedings of these kinds.

•

For miscellaneous risks: These provisions are set up to address contingencies that may trigger obligations for the Group. In estimating the provision amounts, the Group evaluates the likelihood of occurrence taking into consideration the opinion of its legal and professional advisors.

The provision amount recognized by the Group must be the best estimate at the reporting year-end of the disbursement required to settle the current obligation.

Where the financial effect of the discount is material, the provision amount must be the present value of the disbursements expected to be required to settle the obligation, applying a pre-tax interest rate that reflects prevailing market conditions on the time value of money and the risks specific to such obligation. The increase in the provision due to the passage of time is recognized under Financial Income (Loss), Net in the income statement.

The Group will not account for positive contingencies, other than those arising from deferred taxes and those whose occurrence is virtually certain.

As of the date of these consolidated financial statements, the Group’s management believes there are no elements leading to determine the existence of contingencies that might be materialized and have a negative impact on these consolidated financial statements other than those disclosed in Note 47.

1.22.    OTHER NON-FINANCIAL LIABILITIES

Non-financial accounts payable are accrued when the counterparty has fulfilled its contractual obligations and are measured at amortized cost.

1.23.    DEBT INSTRUMENTS ISSUED

The Debt Instruments Issued by the Group are measured at amortized cost. Where the Group buys back its own debt, the liability in respect of such debt instrument will be deemed extinguished and, accordingly, the debt instrument will be derecognized. Where the Group buys back its own debt, such debt will be derecognized from its consolidated financial statements and the difference between the residual value of the financial liability and the amount paid will be recognized as financial income or expense, as the case may be.

1.24.    ASSETS AND LIABILITIES ARISING FROM INSURANCE CONTRACTS

Assets and liabilities arising from the Group’s insurance contracts are measured and recorded according to the criteria set forth in IFRS 4 “Insurance Contracts”.

Assets for Insurance Contracts

Insurance contracts are those contracts under which the Group (the insurer) has accepted an insurance risk from the other party (the policyholder) by agreeing to compensate the policyholder if a specified uncertain future event (the insured event) adversely affects the policyholder.

Once a contract has been classified as an insurance contract, it continues to be an insurance contract for its remaining useful life, even if the insurance risk is significantly reduced during this period, unless all the rights and obligations are extinguished or expire.

The insurance contracts offered by the Group include property insurance covering fire, homeowners’ insurance, theft and similar risks, property damages, personal accidents, among other risks. They also include life and retirement insurance.

Total premiums are recognized as an account receivable on the date of issuance of the policy. At the same time, a reserve for unaccrued premiums representing premiums for risks that have not yet expired is recorded in liabilities. Unaccrued premiums are recognized as revenue during the contract period, which is also the coverage and risk period. The carrying amount of accounts receivable from insurance is reviewed for impairment provided that events or circumstances indicate that the carrying amount may not be recoverable. The impairment loss is charged to the income statement.

Liabilities Recognized for the Insurance Business

Debts with Insured Reserves

Reserves for insurance losses account for debts with insured for losses reported to the company and the estimated losses that have already been incurred but to date have not been reported to the company (IBNR losses). Reported losses are adjusted based on technical reports received from independent appraisers.

Debts with Reinsurers and Co-insurers

The Group mitigates the risk for some of its insurance businesses through coinsurance or reinsurance contracts with other companies. In the case of coinsurance, the company associates with another company to cover the risk assuming only a share thereof and, accordingly, of the premium as well. In the case of reinsurance, the risk is transferred to another insurance company both proportionally (as a share of the risk) and non-proportionally (the excess of loss is covered above a specified limit). The transferred reinsurance agreements do not release the Group from its obligations towards the insured.

Liabilities for coinsurance and reinsurance represent the amounts owed under the same terms and amounts payable are estimated consistently with the contract that has given rise thereto.

Debts with Insurance Brokers

They represent the liabilities with insurance brokers and representative agents arising from commissions on insurance operations they originate for the Group’s companies. They also include the current account balances with those entities.

Statutory Reserves

Statutory reserves include the reserves for obligations of future benefits by virtue of their life insurance policies, annuities and accidents, and the reserves for retirement insurance contracts.

The Group evaluates, at the end of the reporting period, the adjustment of insurance liabilities that have been recognized, using the current estimates of future cash flows from insurance contracts. If the evaluation shows that the carrying amount of its liabilities for insurance contracts (less deferred acquisition costs and related intangible assets) is not adequate, considering the estimated future cash flows, the total amount of the inadequacy will be recognized in profit or loss. According to IFRS 4, the Group will be required to determine the adequacy of the carrying amount recorded pursuant to the guidelines set out in IAS 37.

1.25.    SHAREHOLDERS’ EQUITY

Shareholders’ equity accounts are restated in accordance with Note 1.2.b., except for the item “Capital Stock”, which is carried at face value. The restatement adjustment is included in “Adjustments to Shareholders’ Equity.”

Ordinary shares are recognized in shareholders’ equity and carried at face value. When any company comprising the Group buys shares of the Company’s capital stock (treasury stock), the payment made, including any cost directly attributable to the transaction (net of taxes), is deducted from shareholders’ equity until the shares are either canceled or disposed of.

1.26.    PROFIT RESERVES

Pursuant to Section 70 of the General Corporations Law, the Company and its subsidiaries, other than Banco Galicia, are required to appropriate 5% of the net income for the fiscal year to the Legal Reserve until such reserve is equal to 20% of capital stock, plus the balance of the Capital Adjustment account.

As concerns Banco Galicia, according to the regulations set forth by the Argentine Central Bank, 20% of net income for the fiscal year, net of previous years’ adjustments, if any, is required to be appropriated to the legal reserve. Notwithstanding the aforementioned, in appropriating amounts to other reserves, Financial Institutions are required to comply with the provisions laid down by the Argentine Central Bank in the revised text on distribution of dividends described in Note 54.8.

1.27.    DISTRIBUTION OF DIVIDENDS

The distribution of dividends to the Group’s shareholders is recognized as a liability in the consolidated financial statements for the fiscal year in which dividends are approved by the Group’s shareholders.

1.28.    REVENUE RECOGNITION

Financial income and expense is recognized in respect of all debt instruments in accordance with the effective interest rate method, pursuant to which all gains and losses which are an integral part of the transaction effective interest rate are deferred.

Gains or losses included in the effective interest rate embrace disbursements or receipts relating to the creation or acquisition of a financial asset or liability, such as preparation and processing of the documents required to consummate the transactions, and payments received for the extension of credit arrangements. The Group accounts for its non-derivative financial liabilities at amortized cost, except for those included in “Liabilities at Fair Value through Profit or Loss,” which are measured at fair value.

Fees and commissions earned by the Group on the origination of syndicated loans are not part of the product effective interest rate, and are recognized in the income statement at the time the service is delivered, to the extent the Group does not retain a portion of the same, or such effective interest rate is maintained under the same conditions as the other participants. Commissions and fees earned by the Group on negotiations in third parties’ transactions are not part of the effective interest rate either, and are recognized at the time the transactions are executed.

IFRS 15 establishes the principles that an entity shall apply to recognize revenue and cash flows from contracts with customers.

The amount that should be recognized will be the amount that reflects the consideration to which the entity expects to be entitled in exchange for the services delivered to customers.

The Group’s income from services is recognized in the income statement as performance obligations are fulfilled, part of the consideration received is allocated to the point granted for the Group´s customer loyalty programs. Consideration is allocated based on the relative standalone selling prices for services rendered and points granted. Points are accumulated based on the redemption rate, once they are redeemed by customers, the Group recognizes the revenue associated to them.

Revenue recognized during the year is restated as explained in Note 1.2.b.

Below is a summary of the main commissions earned by the Bank:

Commissions	Earning Frequency
Retail Products and Services
Savings Accounts	Monthly
Checking Accounts	Monthly
Credit-card Renewal	Annual
Safe Deposit Boxes	Quarterly
Bonds and Shares Transactions	On each transaction
Wholesale Products
Account Maintenance	Monthly
Deposits and Withdrawals among Branches	Monthly
Foreign Trade Transactions	On each transaction

1.29.    INCOME TAX AND MINIMUM PRESUMED INCOME TAX

1.29.1.    Income Tax

The income tax expense for the year includes current and deferred tax. Income tax is recognized in the consolidated income statement, except for items required to be recognized directly in other comprehensive income. In this case, the income tax liability related to such items is also recognized in such statement.

The current income tax expense is calculated on the basis of the tax laws enacted or substantially enacted as of the balance sheet date in the countries where the Group operates and generates taxable income. The Group periodically assesses the position assumed in tax returns in connection with circumstances in which the tax laws are subject to interpretation. On the other hand, when required, the Group sets up provisions in respect of the amounts expected to be required to pay to the tax authorities.

Deferred income tax is determined, in its entirety, by applying the liability method on the temporary differences arising from the carrying amount of assets and liabilities and their tax base. However, the deferred tax arising from the initial recognition of an asset or liability in a transaction other than a business combination which, at the time of the transaction does not affect income or loss for accounting or tax purposes, is not recorded. The deferred tax is determined using tax rates (and laws) enacted as of the date of the financial statements and that are expected to be applicable when the deferred tax assets are realized or the deferred tax liabilities are settled.

Deferred tax assets are recognized only to the extent future tax benefits are likely to arise against which the temporary differences might be offset.

The Group recognizes a deferred tax liability for taxable temporary differences related to investments in subsidiaries and affiliates, except that the following two conditions are met:

(i)	the Group controls the timing on which temporary differences will be reversed; and

(ii)	such temporary differences are not likely to be reversed in the foreseeable future.

The balances of deferred tax assets and liabilities are offset when a legal right exists to offset current tax assets against current tax liabilities and to the extent such balances are related to the same tax authority of the Group or its subsidiaries, where tax balances are intended to be, and may be, settled on a net basis.

1.29.2.    Minimum Presumed Income Tax

The Group determines the minimum presumed income tax at the effective rate of 1% of the computable assets at each fiscal year-end. This tax is supplementary to income tax. The Group’s tax liability is equal to the higher of the two taxes. However, if the minimum presumed income tax were to exceed income tax in a given fiscal year, such excess may be computed as a payment on account of the income tax that could be generated in any of the next ten fiscal years.

The minimum presumed income tax credit disclosed under “Current Income Tax Assets” is the portion the Group expects to offset against the income tax in excess of minimum presumed income tax to be generated in the following ten fiscal years.

1.30.    EARNINGS PER SHARE

Basic earnings per share are calculated as income (loss) attributable to the owners of the Parent, divided by average ordinary shares outstanding.

Diluted earnings per share are calculated by adjusting income (loss) attributable to owners of the Parent and average ordinary shares outstanding adjusted for the effects of the potential conversion into equity instruments of all convertible instruments held by the Group at period-end.